Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (referred to as an "exit price"). The fair value of an asset or liability considers assumptions that market participants would use in pricing the asset or liability, including assumptions about nonperformance risk. The Plan categorizes financial assets and liabilities into a three-level fair value hierarchy based on valuation inputs used to derive fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are:
•Level 1: The fair value of Level 1 assets and liabilities is determined using unadjusted quoted prices in active markets that are available at the measurement date for identical assets and liabilities;
•Level 2: Pricing inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the financial instrument; and
•Level 3: The fair value of Level 3 assets and liabilities is determined using the income approach through various models and techniques that require significant unobservable inputs. The Plan does not have any Level 3 assets and liabilities.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. All of the investments had observable pricing inputs. There were no changes in the valuation methods during 2025 and 2024. Plan assets carried at fair value are described below.
Edison International Common Stock and investments in equity mutual funds are valued at the unadjusted quoted prices in active or highly liquid and transparent markets and are classified as Level 1.
Investments in separately managed accounts ("separate accounts") are managed by external investment managers and include the following: Cash and short-term interest-bearing investments with initial maturities of three months or less are recorded at cost, plus accrued interest, which approximates fair value. The value of equity investments, real estate investment trusts, and US Treasury investments in separate accounts is based on quoted market prices in active or highly liquid and transparent markets and is therefore classified as Level 1. The fair value of fixed-income investments, including asset-backed securities, in separate accounts is based on evaluated prices that reflect significant observable market information but are classified as Level 2 because they trade in markets that are not considered active. Separate accounts also include minor investments in derivative contracts, including options and futures traded in active markets and swap contracts valued at fair value, as determined by the investment managers taking into consideration exchange quotations on underlying instruments, dealer quotations and other market information.
The self-directed brokerage accounts contain investments stated at quoted market prices for equities and mutual funds, and therefore, are classified as Level 1. Fixed-income investments in this category are classified as Level 2.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following presents information about the Plan's investments that are measured at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

	Investments at Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	NAV[1]	Total
Edison International Stock Fund	$200,359	$—	$255	$200,614
Money market fund	—	—	355,774	355,774
Self-directed brokerage accounts	1,148,702	4,077	—	1,152,779
Mutual fund	294,131	—	—	294,131
Collective investment funds	—	—	3,906,267	3,906,267
Separate managed funds:
Cash and other short-term investments	383	641	9,606	10,630
Mutual funds	—	—	9,864	9,864
Fixed income securities[2]	65,127	234,375	—	299,502
Common and preferred stocks	684,797	1,595	—	686,392
Other	5,075	22,698	—	27,773
Total separate managed funds	755,382	259,309	19,470	1,034,161
Total investments at fair value	$2,398,574	$263,386	$4,281,766	$6,943,726

	Investments at Fair Value as of December 31, 2024
(in thousands)	Level 1	Level 2	NAV[1]	Total
Edison International Stock Fund	$304,477	$—	$646	$305,123
Money market fund	—	—	370,643	370,643
Self-directed brokerage accounts	1,032,298	6,622	—	1,038,920
Mutual fund	242,629	—	—	242,629
Collective investment funds	—	—	3,320,649	3,320,649
Separate managed funds:
Cash and other short-term investments	1,116	1,148	8,659	10,923
Mutual funds	—	—	3,869	3,869
Fixed income securities[2]	63,006	220,211	—	283,217
Common and preferred stocks	678,825	2,074	—	680,899
Other	4,807	13,637	—	18,444
Total separate managed funds	747,754	237,070	12,528	997,352
Total investments at fair value	$2,327,158	$243,692	$3,704,466	$6,275,316

[1]These investments are measured at fair value using the net asset value ("NAV") per share practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts in the Statements of Net Assets Available for Plan Benefits.
[2]These investments primarily consist of corporate bonds, U.S. government and agency securities including U.S. treasury notes and bonds. These investments also include mortgage backed securities of $17,130,000 and $17,935,000 as of December 31, 2025 and 2024, respectively.
There were no investments classified as Level 3 held by the Plan during 2025 and 2024.
Fund Investments Valued at Net Asset Value per Share as a Practical Expedient
NAV is used as a practical expedient to estimate fair value, and is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used if it is determined to be probable that the investment will be sold for an amount different from the reported NAV. The following table summarizes investments measured at fair value based on NAV per share:

	December 31, 2025
			Redemption
		Unfunded	Frequency	Redemption Notice
(in thousands)	Fair Value	Commitments	(if currently eligible)	Period
Money market fund[1]	$365,635	Not applicable	Daily	None
Mutual fund[2]	9,864	Not applicable	Daily	None
Collective investment funds[3]	3,906,267	Not applicable	Daily	None
Total	$4,281,766

	December 31, 2024
			Redemption
		Unfunded	Frequency	Redemption Notice
(in thousands)	Fair Value	Commitments	(if currently eligible)	Period
Money market fund[1]	$379,948	Not applicable	Daily	None
Mutual fund[2]	3,869	Not applicable	Daily	None
Collective investment funds[3]	3,320,649	Not applicable	Daily	None
Total	$3,704,466

1As of December 31, 2025 and 2024, the combined money market fund investments of $365,635,000 and $379,948,000, respectively, are fully invested in the State Street Money Market Fund. Of these amounts, $9,606,000 and $8,659,000, respectively, are held within separate managed funds, and $255,000 and $646,000, respectively, are held within the "Edison International Stock Fund."
The State Street money market fund seeks to provide safety of principal, daily liquidity and a competitive yield over the long term. The fund invests in a diversified portfolio of securities including securities guaranteed by the U.S. Government or its agencies; debt securities of domestic or foreign corporations, mortgage-backed and other asset-backed securities, municipal bonds, structured notes, loan participations, revolving credit facilities, repurchase agreements and bank certificates of deposit.
2As of December 31, 2025 and 2024, the investments are all invested in a bond mutual fund within the separately managed accounts. The investment objective is to seek maximum current income, consistent with the preservation of capital and daily liquidity.
3As of December 31, 2025 and 2024, collective investment funds primarily consist of fixed-income index funds that seek to track the Barclays Capital Aggregate Bond Index, equity index funds that seek to track the performance of the Standard and Poor's 500 index, the Russell 2500 index, and the MSCI AC World Index (excluding the U.S.).